Income Taxes (Details) - Schedule of Deferred Tax Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Deferred tax assets:
Net operating losses		$ 8,268	$ 4,953
Section 174 capitalized costs		2,832	1,548
Stock-based compensation		3,632	620
Research and development credits			398
Lease liabilities		376
Interest limitation			134
Accrued liabilities		581	135
Other		137	24
Total gross deferred tax assets		15,826	7,812
Valuation allowance		(14,287)	(6,351)
Net deferred tax assets		1,539	1,461
Deferred tax liabilities:
Intangible asset amortization		(1,245)	(1,399)
Fixed asset depreciation		(137)	(44)
Operating lease ROU assets		(243)
Other			(38)
Total gross deferred tax liabilities		(1,625)	(1,481)
Deferred tax liabilities, net	$ (1,386)	$ (86)	$ (20)